Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

(the “Portfolio”)

Supplement dated January 24, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA JPMorgan MFS Core Bond Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” the following information is added in the section pertaining to Massachusetts Financial Services Company (“MFS”):

Name and Title	Portfolio Manager of the Portfolio Since

Alexander Mackey Investment Officer	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under MFS is deleted in its entirety and replaced with the following:

The portion of the SA JPMorgan MFS Core Bond Portfolio subadvised by MFS is managed by Joshua P. Marston, Robert D. Persons and Alexander Mackey. Mr. Marston has been employed in the investment area of MFS since 1999. Mr. Persons has been employed in the investment area of MFS since 2000. Mr. Mackey has been employed in the investment area of MFS since 2001.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-JCB2 (1/20)

Filed under Rule 497(e)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

SA MFS Total Return Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated January 24, 2020

to the Portfolios Statement of Additional Information (“SAI”)

dated May 1, 2019, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” in the section pertaining to Massachusetts Financial Services Company (“MFS”), the following information is added:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of December 31, 2019)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
MFS	Mackey, Alexander	15	$30,270	4	$2,260	4	$199
	Munko, Johnathan	3	$10,835	0	$0	0	$0
	Peabody, Henry	11	$20,574	7	$3,389	6	$1,061

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAST_SAI_SUP12 (1/20)